Cash and cash equivalents (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 MXN ($)	Oct. 31, 2022 MXN ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash and cash equivalents [Abstract]
Cash on hand		$ 634			$ 738
Cash at banks		74,554			38,829
Short-term investments	[1]	19,545			0
Total cash and cash equivalents		$ 94,733			39,567	$ 105,310	$ 476,714
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 days
Restricted cash [Abstract]
Restricted cash		$ 2,059			$ 48,203
Restricted cash reserve			$ 2,000
Terminal Maritima de Tuxpan [Member]
Restricted cash [Abstract]
Restricted cash			$ 36,800	$ 1.9

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.